Income Taxes - Summary of Group's Loss before Income Taxes (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Total loss before income tax	¥ (340,741)	$ (46,683)	¥ (651,301)	¥ (969,248)
PRC
Total loss before income tax	(305,469)	(41,850)	(604,997)	(892,612)
Non PRC [Member]
Total loss before income tax	¥ (35,272)	$ (4,833)	¥ (46,304)	¥ (76,636)